Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 27,250	$ 7,423
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	23,500
Operating loss carryforwards, not subject to expiration	72,400
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	95,500
Operating loss carryforwards, not subject to expiration	$ 20,400